Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss Per Share

The following is the reconciliation of the loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted loss per share for the year ended March 31, 2017, 2018 and 2019:

	For the year ended March 31
Particulars	2017	2018	2019
Loss attributable to ordinary shareholders (including Class B shareholders)	(110,168)	(218,412)	(167,759)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	52,607,986	100,394,080	103,989,421
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	52,607,986	100,394,080	103,989,421
Loss per share (USD)
Basic	(2.09)	(2.18)	(1.61)
Diluted	(2.09)	(2.18)	(1.61)